Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

1 5	COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments
The Group has capital expenditure commitments for the laboratory leasehold improvements of RMB6,520 (US$973) as of June 30, 2022, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.